Condensed Consolidated Statements of Mezzanine Equity and Stockholders' Equity (Unaudited) - USD ($) $ in Thousands		Total	Noncontrolling Interest [Member]	Temporary Equity, Including Portion Attributable to Noncontrolling Interests [Member]	Common Stock Outstanding [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Balance, temporary equity, including noncontrolling interest at Dec. 31, 2019			$ 0	$ 194,631
Balance (in shares) at Dec. 31, 2019	[1]						84,331,573
Balance at Dec. 31, 2019		$ (198,682)					$ 10		$ 33,691		$ (233,957)	$ 1,574
Proceeds from exercise of options (in shares)	[1]						759,293
Proceeds from exercise of options		612					$ 0		612		0	0
Stock-based compensation expense		3,277					0		3,277		0	0
Net loss		(16,969)					0		0		(16,969)	0
Net income attributable to and accretion of redeemable noncontrolling interest			27	27
Net income attributable to and accretion of redeemable noncontrolling interest		(27)					0		0		(27)	0
Foreign currency translation adjustment		217					$ 0		0		0	217
Balance, temporary equity, including noncontrolling interest at Dec. 31, 2020			3,061	213,014
Balance (in shares) at Dec. 31, 2020	[1]						100,068,469
Balance at Dec. 31, 2020		$ (192,827)					$ 12		105,159	$ 0	(299,789)	1,791
Proceeds from exercise of options (in shares)		5,141,331					5,141,331	[1]
Proceeds from exercise of options		$ 8,242					$ 0		8,242	0	0	0
Common Stock issued upon vesting of restricted stock units (in shares)	[1]						170,852
Stock-based compensation expense		46,475					$ 0		46,475	0	0	0
Reclassification of earn-out RSUs to earn-out shares		(714)					0		(714)	0	0	0
Repurchase of Common Stock		(1,739)					0		0	(1,739)	0	0
Net loss		(33,245)					0		0	0	(33,245)	0
Net income attributable to and accretion of redeemable noncontrolling interest		(1,974)	(1,974)	(1,974)			0		0	0	(1,974)	0
Foreign currency translation adjustment			(63)	(63)
Foreign currency translation adjustment		526					$ 0		0	$ 0	0	526
Balance, temporary equity, including noncontrolling interest at Dec. 31, 2021		5,210	5,210	5,210
Balance (in shares) at Dec. 31, 2021					181,821,767	[2]	181,821,767	[1]		143,564
Balance at Dec. 31, 2021		250,355					$ 18	[2]	625,056	$ (1,739)	(375,297)	2,317
Proceeds from exercise of options (in shares)					713,810	[2]				0
Proceeds from exercise of options		1,036					0	[2]	1,036	$ 0	0	0
Common Stock issued upon vesting of restricted stock units (in shares)					92,430	[2]				0
Common Stock issued upon vesting of restricted stock units		0					0	[2]	0	$ 0	0	0
Stock-based compensation expense		8,274					0	[2]	8,274	0	0	0
Reclassification of earn-out RSUs to earn-out shares		(296)					0	[2]	(296)	0	0	0
Repurchase of Common Stock (in shares)	[2]				(135,000)
Repurchase of Common Stock		(743)					0	[2]	0	$ (743)	0	0
Repurchase of Common Stock (in shares)										135,000
Net loss		(11,053)					0	[2]	0	$ 0	(11,053)	0
Net income attributable to and accretion of redeemable noncontrolling interest			617	617
Net income attributable to and accretion of redeemable noncontrolling interest		(617)					0	[2]	0	0	(617)	0
Foreign currency translation adjustment			(9)	(9)
Foreign currency translation adjustment		(1,719)					0		0	$ 0	0	(1,719)
Balance, temporary equity, including noncontrolling interest at Mar. 31, 2022			5,818	5,818
Balance (in shares) at Mar. 31, 2022					182,493,007	[2]				278,564
Balance at Mar. 31, 2022		245,237					$ 18	[2]	634,070	$ (2,482)	(386,967)	598
Balance, temporary equity, including noncontrolling interest at Dec. 31, 2021		5,210	5,210	5,210
Balance (in shares) at Dec. 31, 2021					181,821,767	[2]	181,821,767	[1]		143,564
Balance at Dec. 31, 2021		$ 250,355					$ 18	[2]	625,056	$ (1,739)	(375,297)	2,317
Proceeds from exercise of options (in shares)		1,799,665			1,799,665	[2]				0
Proceeds from exercise of options		$ 2,818					0	[2]	2,818	$ 0	0	0
Common Stock issued upon vesting of restricted stock units (in shares)					1,784,993	[2]				0
Common Stock issued upon vesting of restricted stock units		0					0	[2]	0	$ 0	0	0
Stock-based compensation expense		37,210					0	[2]	37,210	0	0	0
Reclassification of earn-out RSUs to earn-out shares		(885)					0	[2]	(885)	0	0	0
Repurchase of Common Stock (in shares)	[2]				(4,046,186)
Repurchase of Common Stock		(19,927)					0	[2]	0	$ (19,927)	0	0
Repurchase of Common Stock (in shares)										4,046,186
Net loss		(38,688)					0	[2]	0	$ 0	(38,688)	0
Net income attributable to and accretion of redeemable noncontrolling interest			2,942	2,942
Net income attributable to and accretion of redeemable noncontrolling interest		(2,942)					0	[2]	0	0	(2,942)	0
Foreign currency translation adjustment			61	61
Foreign currency translation adjustment		(311)					0		0	$ 0	0	(311)
Balance, temporary equity, including noncontrolling interest at Dec. 31, 2022		14,007	14,007	14,007
Balance (in shares) at Dec. 31, 2022					185,277,588	[2]				4,189,750
Balance at Dec. 31, 2022		$ 229,147					19	[2]	665,715	$ (21,666)	(416,927)	2,006
Proceeds from exercise of options (in shares)		680,385			680,385	[2]				0
Proceeds from exercise of options		$ 1,131					0	[2]	1,131	$ 0	0	0
Common Stock issued upon vesting of restricted stock units (in shares)					1,254,710	[2]				0
Common Stock issued upon vesting of restricted stock units		0					0	[2]	0	$ 0	0	0
Stock-based compensation expense		8,104					0	[2]	8,104	0	0	0
Reclassification of earn-out RSUs to earn-out shares		(182)					0	[2]	(182)	0	0	0
Repurchase of Common Stock (in shares)	[2]				(424,876)
Repurchase of Common Stock		(1,811)					0	[2]	0	$ (1,811)	0	0
Repurchase of Common Stock (in shares)										424,876
Net loss		(9,182)					0	[2]	0		(9,182)	0
Net income attributable to and accretion of redeemable noncontrolling interest			15	15
Net income attributable to and accretion of redeemable noncontrolling interest		(15)					0	[2]	0	$ 0	(15)	0
Foreign currency translation adjustment			35	35
Foreign currency translation adjustment		49					0		0	$ 0	0	49
Balance, temporary equity, including noncontrolling interest at Mar. 31, 2023		14,057	$ 14,057	$ 14,057
Balance (in shares) at Mar. 31, 2023					186,787,807	[2]				4,614,626
Balance at Mar. 31, 2023		$ 227,241					$ 19	[2]	$ 674,768	$ (23,477)	$ (426,124)	$ 2,055

[1]	As part of the Business Combination (as disclosed in "Note 3 — Business Combination"), all per share information has been retroactively adjusted using an exchange ratio of 8.69144 per share.
[2]	As part of the Business Combination (as disclosed in “Note 3 — Business Combination”), all per share information has been retroactively adjusted using an exchange ratio of 8.69144 per share.